Segment Information: Schedule of Segment Reporting Information, by Segment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	For the Three Months Ended December		For the Nine Months Ended December
Sales	2013	2012	2013	2012
Canada	$4,288,155	$2,386,091	$11,492,468	$9,940,391
United States	5,242,682	1,154,970	14,562,405	1,657,536
Total	$9,530,837	$3,541,061	$26,054,873	$11,597,927

			December 31,	March 31,
Long-lived assets			2013	2013
Canada			$1,424,129	$1,583,613
United States			1,119,422	648,742
Total			$2,543,551	$2,232,355

Sales	2013	2012
Canada	$10,977,476	$15,055,543
United States	5,909,791	869,670
Total	$16,887,267	$15,925,213

Long-lived assets	2013	2012
Canada	$1,560,869	$1,596,209
United States	671,486	386,081
Total	$2,232,355	$1,982,290